Share capital and warrants (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and warrants
Summary of assumptions used to determine warrants exercisable

	May 27,	December 31,
	2022	2022
Dividend per share	—	—
Expected volatility	69%	69%
Risk-free interest rate	4%	2.7%
Expected life	4.4 years	5 years
Share price USD	$4.30	$7.15

Summary of movements for the warrants outstanding

	December 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants(i)	exercise price	Warrants(i)	exercise price
		$		$
Balance – Beginning of period	4,929,791	30.00	3,119,508	30.00
Issued – Brokered private placement	7,752,917	22.80	—	—
Issued – Non-brokered private placement(ii)	11,363,932	13.53	1,810,283	30.00
Warrants Expired	(4,929,791)	30.00	—	—
Balance – End of period	19,116,849	17.29	4,929,791	30.00

The warrants have a maturity date of March 2, 2027.

(i)	The number of warrants presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022.
(ii)	Exercise price of warrants issued in non-brokered private placement is in USD.